UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05770

Exact name of registrant as specified in charter:	Aberdeen Chile Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

The schedule of investments as of the close of the reporting period ended September 30, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.5%
COMMON STOCKS—95.0%
AIRLINES—1.7%
125,500	Latam Airlines Group SA(a)	$1,438,212

BANKS—17.1%
34,445,500	Banco de Chile	4,239,357
35,465	Banco de Credito e Inversiones	2,009,827
145,422,987	Banco Santander Chile	8,071,289
		14,320,473
BEVERAGES—16.9%
387,283	Cia Cervecerias Unidas SA	4,240,738
1,343,011	Coca-Cola Embonor SA, Class A(b)(c)	2,043,115
1,373,161	Embotelladora Andina SA(c)(d)	3,764,758
2,112,000	Vina Concha y Toro SA	4,116,842
		14,165,453
ELECTRIC UTILITIES—8.8%
23,232,000	Enersis SA	7,352,059

FOOD & STAPLES RETAILING—3.2%
902,000	Cencosud SA	2,664,494

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—3.1%
1,767,000	Empresa Nacional de Electricidad SA	2,581,960

INFORMATION TECHNOLOGY SERVICES—5.2%
1,857,000	Sonda SA	4,315,175

MULTILINE RETAIL—9.5%
1,055,083	S.A.C.I. Falabella	7,946,084

OIL, GAS & CONSUMABLE FUELS—9.4%
638,889	Empresas COPEC SA	7,839,588

PAPER & FOREST PRODUCTS—8.0%
2,844,130	Empresas CMPC SA	6,727,871

REAL ESTATE MANAGEMENT & DEVELOPMENT—5.3%
2,296,000	Parque Arauco SA	4,414,093

TEXTILES, APPAREL & LUXURY GOODS—1.5%
299,000	Forus SA	1,263,630

WATER UTILITIES—2.5%
1,368,500	Inversiones Aguas Metropolitanas SA	2,095,549

WIRELESS TELECOMMUNICATION SERVICES—2.8%
203,000	ENTEL Chile SA	2,299,914
	Total Common Stocks	79,424,555

PREFERRED STOCKS—4.5%
CHEMICALS—4.5%
98,650	Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	2,578,711
43,500	Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	1,128,633
		3,707,344
	Total Preferred Stocks	3,707,344
	Total Long-Term Investments—99.5% (cost $62,350,169)	83,131,899

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of September 30, 2014

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.8%
$703,000	Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 09/30/2014, due 10/01/2014 repurchase price $703,000, collateralized by U.S. Treasury Bond, maturing 11/15/2043; total market value of $722,400	$703,000
	Total Short-Term Investment—0.8% (cost $703,000)	703,000
	Total Investments—100.3% (cost $63,053,169) (e)	83,834,899
	Liabilities in Excess of Other Assets—(0.3)%	(245,696)
	Net Assets—100.0%	$83,589,203

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	This share class contains full voting rights and no preference on dividends. The two share classes of this company are formally labeled as preferred.
(d)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.
(e)	See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2014

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2014

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Beverages	$10,400,695	$3,764,758	$—	$14,165,453
Other	68,966,446	—	—	68,966,446
Short-Term Investment	—	703,000	—	703,000
Total	$79,367,141	$4,467,758	$—	$83,834,899

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended September 30, 2014, the security issued by Embotelladora Andina SA, with a value of $3,764,758, transferred from Level 1 to Level 2 because the security was fair valued by the Fund’s Pricing Committee as of September 30, 2014. For the period ended September 30, 2014, there have been no significant changes to the fair valuation methodologies.

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the portfolio of investments. The Fund held a repurchase agreement of $703,000 as of September 30, 2014. The value of the related collateral exceeded the value of the repurchase agreement at September 30, 2014.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$63,053,169	$26,851,661	$(6,069,931)	$20,781,730

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Chile Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Chile Fund, Inc.

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Chile Fund, Inc.

Date: November 25, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Chile Fund, Inc.

Date: November 25, 2014